Commitments, contingencies and operating risks - Pledge of assets and guarantees issued (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets pledged and guarantees
Maximum term of guaranties issued to non-related parties	5 years
Financial and performance guaranties issued	₽ 22,036	₽ 8,545
Debt securities
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantees and credit facilities received	₽ 4,339	₽ 3,628